RESTATEMENT OF PREVIOUSLY ISSUED FINANCIAL STATEMENTS	12 Months Ended
Dec. 31, 2023
RESTATEMENT OF PREVIOUSLY ISSUED FINANCIAL STATEMENTS.
RESTATEMENT OF PREVIOUSLY ISSUED FINANCIAL STATEMENTS

14. RESTATEMENT OF PREVIOUSLY ISSUED FINANCIAL STATEMENTS

As described in Note 2 and detailed below, in July 2024 the Company determined that it was necessary to re-evaluate its accounting treatment for certain previously issued warrants and preferred stock. The Company identified five areas where the historical accounting treatment applied to previously issued warrants and preferred stock required modification:

1.	Contractual terms contained within the agreements governing the warrants issued to its investors in prior periods required further evaluation under Topic 815. After consultation with external advisors and completing an extensive review process, management concluded that the classification of certain previously issued warrants as equity was not consistent with Topic 815 and has restated them as liabilities. This also results in the requirement to account for the change in the fair value of the liability classified warrants through the Consolidated Statements of Operations at each reporting date they remain outstanding. Additionally, upon the issuance of the 2022 common warrants, pre-funded warrants and common stock, the Company determined the fair value of each security issued and booked a charge for the amount that the fair value exceeded the proceeds received (see Note 6).
2.	Upon the issuance of the Series E Preferred Stock in September 2023, the contractual language required the 2022 Pre-Funded Warrants be reclassified from equity to liability.
3.	The Series D Preferred Stock issued in 2020 was determined to be temporary, or mezzanine equity upon issuance and was so recorded.
4.	The accounting treatment for the Tranche A and B warrants issued as part of the September 2023 financing (See Note 6) continues to be appropriate; however, as part of the work performed for the restatement, the warrant valuation was adjusted to correct prior errors in the valuation.
5.	Certain operating costs previously recorded as research and development expenses were corrected to general and administrative expenses.

The impact on the consolidated financial statements is as follows (lettered for reference to the financial statement adjustments):

A.	All the outstanding common warrants were corrected from permanent equity to Warrant Liability, and the Series D Preferred Stock was corrected from permanent equity to Mezzanine Equity as of December 31, 2021.
B.	The proceeds from the October 2022 financing were adjusted as described in Note 6. Additionally, the cost of the 2022 financing allocated to the issuance of the 2022 Warrants, which was $463,000, was removed from Additional Paid-In Capital and charged to Other Expense.
C.	After the issuance of the Series E Preferred in September 2023, the 2022 Pre-Funded Warrants were corrected from Additional Paid-In Capital to Warrant Liability.
D.	At each reporting period the warrants accounted for as liabilities were marked to market with the adjustment reflected in Other Income (Expense).
E.	Certain operating costs previously recorded as research and development expenses were corrected to general and administrative expenses.
F.	Adjusted the balance sheet as of December 31, 2021 by reducing additional paid-in capital and increasing accumulated deficit by $25,300,000 which was the change from the initial fair value amount of the warrants issued in 2017, 2018 and 2020 through December 31, 2021.

Below are the Company’s restated consolidated balance sheets as of December 31, 2023 and 2022, and the restated consolidated statements of operations, statements of convertible preferred stock and stockholders’ equity (deficit), and statements of cash flows, with adjustments, for the years ended December 31, 2023 and 2022.

CELLECTAR BIOSCIENCES, INC.

RESTATED CONSOLIDATED BALANCE SHEETS

	December 31, 2023
	As Previously	Restatement
	Reported	Adjustments	Reference	As Restated
ASSETS
CURRENT ASSETS:
Cash and cash equivalents	$9,564,988	$—		$9,564,988
Prepaid expenses and other current assets	888,225	—		888,225
Total current assets	10,453,213	—		10,453,213
Property, plant & equipment, net	1,090,304	—		1,090,304
Operating lease right-of-use asset	502,283	—		502,283
Other long-term assets	29,780	—		29,780
TOTAL ASSETS	$12,075,580	$—		$12,075,580

LIABILITIES AND STOCKHOLDERS’ (DEFICIT) EQUITY
CURRENT LIABILITIES:
Accounts payable and accrued liabilities	$9,178,645	$—		$9,178,645
Warrant liability	3,700,000	12,420,898	A, C	16,120,898
Lease liability, current	58,979	—		58,979
Total current liabilities	12,937,624	12,420,898		25,358,522
Lease liability, net of current portion	494,003	—		494,003
TOTAL LIABILITIES	13,431,627	12,420,898		25,852,525
COMMITMENTS AND CONTINGENCIES (Note 10)
MEZZANINE EQUITY:
Series D preferred stock, 111.11 shares authorized, issued and outstanding as of December 31, 2023	—	1,382,023	A	1,382,023
STOCKHOLDERS’ (DEFICIT) EQUITY:
Series D convertible preferred stock, 111.11 shares authorized, issued and outstanding as of December 31, 2023	1,382,023	(1,382,023)	A	—
Series E-2 preferred stock, 1,225.00 shares authorized; 319.76 shares issued and outstanding as of December 31, 2023	4,677,632	—		4,677,632
Common stock, $0.00001 par value; 170,000,000 shares authorized; 20,744,110 shares issued and outstanding as of December 31 2023	207	—		207
Additional paid-in capital	210,066,630	(27,142,420)	A, B, C, F	182,924,210
Accumulated deficit	(217,482,539)	14,721,522	B, D, F	(202,761,017)
Total stockholders’ (deficit) equity	(1,356,047)	(13,802,921)		(15,158,968)
TOTAL LIABILITIES AND STOCKHOLDERS’ (DEFICIT) EQUITY	$12,075,580	$—		$12,075,580

CELLECTAR BIOSCIENCES, INC.

RESTATED CONSOLIDATED BALANCE SHEETS

	December 31, 2022
	As Previously	Restatement
	Reported	Adjustments	Reference	As Restated
ASSETS
CURRENT ASSETS:
Cash and cash equivalents	$19,866,358	$—		$19,866,358
Prepaid expenses and other current assets	663,243	—		663,243
Total current assets	20,529,601	—		20,529,601
Property, plant & equipment, net	418,641	—		418,641
Operating lease right-of-use asset	560,334	—		560,334
Other long-term assets	81,214	—		81,214
TOTAL ASSETS	$21,589,790	$—		$21,589,790

LIABILITIES AND STOCKHOLDERS’ (DEFICIT) EQUITY
CURRENT LIABILITIES:
Accounts payable and accrued liabilities	$5,478,443	$—		$5,478,443
Warrant liability	—	5,972,252	A	5,972,252
Lease liability, current	50,847	—		50,847
Total current liabilities	5,529,290	5,972,252		11,501,542
Lease liability, net of current portion	552,981	—		552,981
TOTAL LIABILITIES	6,082,271	5,972,252		12,054,523
COMMITMENTS AND CONTINGENCIES (Note 10)
MEZZANINE EQUITY:
Series D convertible preferred stock, 111.11 shares authorized, issued and outstanding as of December 31, 2023	—	1,382,023	A	1,382,023
STOCKHOLDERS’ (DEFICIT) EQUITY:
Series D preferred stock, 111.11 shares authorized, issued and outstanding as of December 31, 2022	1,382,023	(1,382,023)	A	—
Common stock, $0.00001 par value; 170,000,000 shares authorized; 9,385,272 shares issued and outstanding as of December 31 2022	94	—		94
Additional paid-in capital	193,624,445	(25,480,888)	A, B, F	168,143,557
Accumulated deficit	(179,499,043)	19,508,636	B, D, F	(159,990,407)
Total stockholders’ (deficit) equity	15,507,519	(7,354,275)		8,153,244
TOTAL LIABILITIES AND STOCKHOLDERS’ (DEFICIT) EQUITY	$21,589,790	$—		$21,589,790

CELLECTAR BIOSCIENCES, INC.

RESTATED CONSOLIDATED STATEMENTS OF OPERATIONS

	Year Ended December 31, 2023
	As Previously
	Reported	Adjustments	Reference	As Restated

OPERATING EXPENSES:
Research and development	$28,211,460	$(945,184)	E	$27,266,276
General and administrative	10,749,183	945,184	E	11,694,367
Total operating expenses	38,960,643	—		38,960,643
LOSS FROM OPERATIONS	(38,960,643)	—		(38,960,643)
OTHER INCOME (EXPENSE):
Warrant issuance expense	(470,000)	—		(470,000)
Gain (loss) on valuation of warrants	1,000,000	(4,787,114)	D	(3,787,114)
Interest income	387,147	—		387,147
Total other income (expense), net	917,147	(4,787,114)		(3,869,967)
LOSS BEFORE INCOME TAXES	(38,043,496)	(4,787,114)		(42,830,610)
INCOME TAX BENEFIT	(60,000)	—		(60,000)
NET LOSS	$(37,983,496)	$(4,787,114)		$(42,770,610)
NET LOSS PER SHARE — BASIC AND DILUTED	$(3.11)	$(0.39)		$(3.50)
WEIGHTED-AVERAGE COMMON SHARES OUTSTANDING — BASIC AND DILUTED	12,221,571	—		12,221,571

CELLECTAR BIOSCIENCES, INC.

RESTATED CONSOLIDATED STATEMENTS OF OPERATIONS

	Year Ended December 31, 2022
	As Previously
	Reported	Adjustments	Reference	As Restated

OPERATING EXPENSES:
Research and development	$19,219,603	$(953,892)	E	$18,265,711
General and administrative	9,594,170	953,892	E	10,548,062
Total operating expenses	28,813,773	—		28,813,773
LOSS FROM OPERATIONS	(28,813,773)	—		(28,813,773)
OTHER INCOME (EXPENSE):
Warrant issuance expense	—	(6,824,605)	B, D	(6,824,605)
Gain (loss) on valuation of warrants	—	3,633,241	D	3,633,241
Interest income	152,519	—		152,519
Total other income (expense), net	152,519	(3,191,364)		(3,038,845)
LOSS BEFORE INCOME TAXES	(28,661,254)	(3,191,364)		(31,852,618)
INCOME TAX BENEFIT	(60,000)	—		(60,000)
NET LOSS	$(28,601,254)	$(3,191,364)		$(31,792,618)
NET LOSS PER SHARE — BASIC AND DILUTED	$(4.05)	$(0.45)		$(4.51)
WEIGHTED-AVERAGE COMMON SHARES OUTSTANDING — BASIC AND DILUTED	7,055,665	—		7,055,665

CELLECTAR BIOSCIENCES, INC.

RESTATED CONSOLIDATED STATEMENTS OF CONVERTIBLE PREFERRED STOCK AND STOCKHOLDERS’ (DEFICIT) EQUITY

	Series D
	Preferred Stock		Preferred Stock		Common Stock				Total
						Par	Additional	Accumulated	Stockholders’
	Shares	Amount	Shares	Amount	Shares	Amount	Paid-In Capital	Deficit	(Deficit) Equity
Previously Reported
Balance at December 31, 2021	—	$—	111.11	$1,382,023	6,110,125	$61	$182,560,859	$(150,897,789)	$33,045,154
Issuance of common stock, pre-funded warrants and warrants, net of issuance costs	—	—	—	—	3,275,153	33	9,610,622	—	9,610,655
Stock-based compensation	—	—	—	—	—	—	1,452,964	—	1,452,964
Retired shares	—	—	—	—	(6)	—	—	—	—
Net loss	—	—	—	—	—	—	—	(28,601,254)	(28,601,254)
Balance at December 31, 2022	—	—	111.11	1,382,023	9,385,272	94	193,624,445	(179,499,043)	15,507,519
Stock-based compensation	—	—	—	—	—	—	2,410,288	—	2,410,288
Exercise of warrants into common stock	—	—	—	—	1,197,622	12	789,630	—	789,642
Issuance of preferred stock, net of issuance costs (Note 6)	—	—	1,225.00	17,920,000	—	—	—	—	17,920,000
Conversion of preferred stock to common stock	—	—	(905.24)	(13,242,368)	9,947,684	99	13,242,269	—	—
Stock awards (Note 7)	—	—	—	—	213,532	2	(2)	—	—
Net loss	—	—	—	—	—	—	—	(37,983,496)	(37,983,496)
Balance at December 31, 2023	—	$—	430.87	$6,059,655	20,744,110	$207	$210,066,630	$(217,482,539)	$(1,356,047)
Adjustments
Balance at December 31, 2021 (A, F)	111.11	$1,382,023	(111.11)	$(1,382,023)	—	$—	$(25,300,000)	$22,700,000	$(3,982,023)
Reclassification of warrants to liability (A)	—	—	—	—	—	—	(7,005,493)	—	(7,005,493)
Warrant-related issuance expense (B)	—	—	—	—	—	—	6,824,605	—	6,824,605
Net loss (B, D)	—	—	—	—	—	—	—	(3,191,364)	(3,191,364)
Balance at December 31, 2022	111.11	1,382,023	(111.11)	(1,382,023)	—	—	(25,480,888)	19,508,636	(7,354,275)
Exercise of warrants into common stock (A)	—	—	—	—	—	—	1,677,580	—	1,677,580
Reclassification of warrants to liability (C)	—	—	—	—	—	—	(3,239,112)	—	(3,239,112)
Issuance of Series E-2 preferred stock, net of issuance costs (Note 6) (D)	—	—	—	(100,000)	—	—	—	—	(100,000)
Conversion of preferred stock to common stock (D)	—	—	—	100,000	—	—	(100,000)	—	—
Net loss (D)	—	—	—	—	—	—	—	(4,787,114)	(4,787,114)
Balance at December 31, 2023	111.11	$1,382,023	(111.11)	$(1,382,023)	—	$—	$(27,142,420)	$14,721,522	$(13,802,921)
As Restated
Balance at December 31, 2021	111.11	$1,382,023	—	$—	6,110,125	$61	$157,260,859	$(128,197,789)	$29,063,131
Issuance of common stock and pre-funded warrants net of issuance costs	—	—	—	—	3,275,153	33	9,429,734	—	9,429,767
Stock-based compensation	—	—	—	—	—	—	1,452,964	—	1,452,964
Retired shares	—	—	—	—	(6)	—	—	—	—
Net loss	—	—	—	—	—	—	—	(31,792,618)	(31,792,618)
Balance at December 31, 2022	111.11	1,382,023	—	—	9,385,272	94	168,143,557	(159,990,407)	8,153,244
Stock-based compensation (Note 7)	—	—	—	—	—	—	2,410,288	—	2,410,288
Exercise of warrants into common stock	—	—	—	—	1,197,622	12	2,467,210	—	2,467,222
Issuance of Series E-2 preferred stock, net of issuance costs (Note 6)	—	—	1,225.00	17,820,000	—	—	—	—	17,820,000
Conversion of preferred stock to common stock	—	—	(905.24)	(13,142,368)	9,947,684	99	13,142,269	—	—
Reclassification of pre-funded warrants to liability liability	—	—	—	—	—	—	(3,239,112)	—	(3,239,112)
Stock awards (Note 7)	—	—	—	—	213,532	2	(2)	—	—
Net loss	—	—	—	—	—	—	—	(42,770,610)	(42,770,610)
Balance at December 31, 2023	111.11	$1,382,023	319.76	$4,677,632	20,744,110	$207	$182,924,210	$(202,761,017)	$(15,158,968)

CELLECTAR BIOSCIENCES, INC.

RESTATED CONSOLIDATED STATEMENTS OF CASH FLOWS

	Year Ended December 31, 2023
	As Previously
	Reported	Adjustments	Reference	As Restated
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss	$(37,983,496)	$(4,787,114)	D	$(42,770,610)
Adjustments to reconcile net loss to cash used in operating activities:
Depreciation and amortization	192,375	—		192,375
Stock-based compensation	2,410,288	—		2,410,288
Loss on disposal of asset	—	—		—
Costs to issue warrants	470,000	—		470,000
Change in fair value of warrants	(1,000,000)	4,787,114	D	3,787,114
Change in operating lease right-of-use asset	58,051	—		58,051
Changes in:
Prepaid expenses and other assets	(173,548)	—		(173,548)
Accounts payable and accrued liabilities	3,700,202	—		3,700,202
Lease liability	(50,846)	—		(50,846)
Cash used in operating activities	(32,376,974)	—		(32,376,974)
CASH FLOWS FROM INVESTING ACTIVITIES:
Purchases of property, plant & equipment	(864,038)	—		(864,038)
Cash used in investing activities	(864,038)	—		(864,038)
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from issuance of preferred stock and warrants, net of issuance costs	22,150,000	—		22,150,000
Proceeds from exercise of warrants	789,642	—		789,642
Cash provided by financing activities	22,939,642	—		22,939,642
DECREASE IN CASH AND CASH EQUIVALENTS	(10,301,370)	—		(10,301,370)
CASH AND CASH EQUIVALENTS AT BEGINNING OF PERIOD	19,866,358	—		19,866,358
CASH AND CASH EQUIVALENTS AT END OF PERIOD	$9,564,988	$—		$9,564,988
SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION
Conversion of preferred stock to common stock	$13,242,368	$—		$13,242,368
Conversion of mezzanine equity to permanent equity (Note 6)	$17,920,000	$(100,000)		$17,820,000
Conversion of pre-funded warrants to liability	$—	$3,239,112		$3,239,112

CELLECTAR BIOSCIENCES, INC.

RESTATED CONSOLIDATED STATEMENTS OF CASH FLOWS

	Year Ended December 31, 2022
	As Previously
	Reported	Adjustments	Reference	As Restated
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss	$(28,601,254)	$(3,191,364)	B, D	$(31,792,618)
Adjustments to reconcile net loss to cash used in operating activities:
Depreciation and amortization	148,435	—		148,435
Stock-based compensation	1,452,964	—		1,452,964
Loss on disposal of asset	3,386	—		3,386
Costs to issue warrants	—	6,824,605	B	6,824,605
Change in fair value of warrants	—	(3,633,241)	D	(3,633,241)
Change in operating lease right-of-use asset	90,432	—		90,432
Changes in:
Prepaid expenses and other assets	204,242	—		204,242
Accounts payable and accrued liabilities	1,623,529	—		1,623,529
Lease liability	(144,035)	—		(144,035)
Cash used in operating activities	(25,222,301)	—		(25,222,301)
CASH FLOWS FROM INVESTING ACTIVITIES:
Purchases of property, plant & equipment	(225,971)	—		(225,971)
Cash used in investing activities	(225,971)	—		(225,971)
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from issuance of preferred stock and warrants, net of issuance costs	9,610,655	—		9,610,655
Cash provided by financing activities	9,610,655	—		9,610,655
DECREASE IN CASH AND CASH EQUIVALENTS	(15,837,617)	—		(15,837,617)
CASH AND CASH EQUIVALENTS AT BEGINNING OF PERIOD	35,703,975	—		35,703,975
CASH AND CASH EQUIVALENTS AT END OF PERIOD	$19,866,358	$—		$19,866,358